Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 10, 2021

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds: Post-Effective Amendment No. 148 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A. The filing is being made pursuant to Rule 485(a)(2) under the Securities Act to register two newly created series of the Trust, the SPDR® Bloomberg SASB Emerging Markets ESG Select ETF and SPDR® Bloomberg SASB Developed Markets Ex US ESG Select ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

DB1/ 123157079.1

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001